Commitments - Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 145	$ 30,902	$ 24,965
Within One Year
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	85	27,383	12,633
After One Year but not more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 60	3,504	12,302
After more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements		$ 15	$ 30